SUPPLEMENT DATED JULY 1, 2004
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2004
                                       FOR
                 PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY

                      JACKSON NATIONAL SEPARATE ACCOUNT III

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

On pages 2 and 31 under "FREE LOOK," please add these sentences to the end of the paragraph:

In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

On page four of the Fee Table, please notice that the Fund Annual Expenses of the JNL/Alger Growth Fund are now less because of an advisory fee reduction, effective July 1, 2004:


                                                MANAGEMENT
                                                   AND           ESTIMATED      12b-1                     TOTAL FUND
                                              ADMINISTRATIVE    DISTRIBUTION   SERVICE         OTHER        ANNUAL
                                                   FEE         (12B-1) FEES*     FEE**       EXPENSES+     EXPENSES
-------------------------------------------- ----------------- --------------- ----------- -------------- ------------
JNL/Alger Growth Fund                             0.80%             0.07%         0.20%          0%             1.07%


Also, the Fund Annual Expenses of the JNL/Salomon Brothers Balanced Fund are:

JNL/Salomon Brothers Balanced Fund                0.70%                0%         0.20%          0%             0.90%


The text of the footnotes that correspond to the asterisks is unchanged.

On page 23 under "HOW TO CANCEL A TRANSACTION," please replace the paragraph with:

You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Services Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

On page 26 under "DEATH BENEFIT," please replace the first sentence of the first paragraph with the following:

The death benefit paid to your beneficiary upon your death is calculated as of the date we receive all required documentation which includes, but is not limited to, proof of death and a completed claim form from the beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first beneficiary).




(To be used with VC3657 Rev. 05/04.)

                                                                     V5849 7/04